Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits
Schedule of provisions for personnel benefits and payroll

	2017	2018
	MCh$	MCh$

Short-term personnel benefits (a.2)	43,372	47,797
Vacation accrual (a.3)	25,159	26,855
Employee defined benefit plan (a.1)(*)	7,676	7,754
Other Benefits	10,421	10,173
Total	86,628	92,579

(*)   See Note No. 2 (y) (iii).

Schedule of employee defined benefit plan

	2017	2018
	MCh$	MCh$

Current service cost	(86)	250
Interest cost on benefit obligation	343	300
Actuarial gains and losses	(164)	127
Net benefit expense	93	677

Schedule of principal assumptions used in determining pension obligations for the Bank's plan

	December 31,	December 31,
	2017	2018
	%	%

Discount rate	4.53	4.25
Annual salary increase	4.14	4.42
Payment probability	99.99	99.99

Schedule of changes in the present value of the defined benefit obligation

	2017	2018
	MCh$	MCh$

Opening defined benefit obligation, January 1,	8,851	7,676
Increase (Decrease) in provision	257	550
Benefits paid	(1,268)	(599)
Actuarial gains and losses	(164)	127
Closing defined benefit obligation	7,676	7,754

Schedule of changes in provisions for incentive plans

	2017	2018
	MCh$	MCh$

Balances as of January 1,	37,868	43,372
Provisions established	37,815	40,058
Provisions used	(32,311)	(35,633)
Provisions released	—	—
Balances as of December 31,	43,372	47,797

Schedule of changes in provisions for vacation

	2017	2018
	MCh$	MCh$

Balances as of January 1,	25,539	25,159
Provisions established	5,626	7,529
Provisions used	(6,006)	(5,833)
Provisions released	—	—
Balances as of December 31,	25,159	26,855